Consolidated Balance Sheets	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 44,637,131	$ 5,746,506	$ 17,349,390
Restricted cash	14,545,723	1,872,591	6,347,680
Accounts receivable, net
Prepayments and other current assets, net	21,274,088	2,738,789	10,302,355
Investment in life insurance policy, net	1,555,526	200,256	1,564,333
Inventories, net	11,757,137	1,513,593	8,293,287
Prepaid income tax			8,003
Total current assets	117,506,815	15,127,622	77,622,196
NON-CURRENT ASSETS
Plant and equipment, net	22,700,784	2,922,459	15,817,168
Intangible assets, net	674,777	86,870	869,832
Other non-current assets			1,985,940
Prepayments	14,191,667	1,827,010
Prepayment for acquisition of plant and equipment	23,599	3,038	1,357,434
Right-of-use assets, net	6,960,066	896,027	5,022,022
Deferred tax assets, net	1,870,819	240,846	2,640,387
Total non-current assets	46,421,712	5,976,250	27,692,783
Total assets	163,928,527	21,103,872	105,314,979
CURRENT LIABILITIES
Accounts and bills payable	54,392,905	7,002,447	47,485,156
Accruals and other payables	12,758,304	1,642,482	7,203,230
Banks and other borrowings	13,402,782	1,725,451	9,559,450
Operating lease liabilities	2,270,289	292,273	3,928,046
Finance lease liabilities			145,240
Tax payable			10,095
Total current liabilities	83,070,465	10,694,347	70,363,410
NON-CURRENT LIABILITIES
Banks and other borrowings	3,776,763	486,214	10,514,517
Deferred tax liabilities	156,926	20,202
Operating lease liabilities	4,689,777	603,754	1,093,976
Total non-current liabilities	8,623,466	1,110,170	11,608,493
Total liabilities	91,693,931	11,804,517	81,971,903
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS’ EQUITY
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2023 and 2024; 18,000,000 and 20,300,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively	9,889	1,273	8,775
Additional paid-in capital	68,647,780	8,837,594	15,491,225
Statutory reserve	278,740	35,885	278,740
Accumulated other comprehensive income	2,860,221	368,220	4,465,962
Retained earnings	437,966	56,383	3,098,374
Total shareholders’ equity	72,234,596	9,299,355	23,343,076
Total liabilities and shareholders’ equity	163,928,527	21,103,872	105,314,979
Third parties
Accounts receivable, net
Accounts receivable	23,167,061	2,982,487	31,670,733
Related parties
Accounts receivable, net
Accounts receivable	570,149	73,400
Due from related parties			2,086,415
CURRENT LIABILITIES
Due to related parties	$ 246,185	$ 31,694	$ 2,032,193